WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrants [Table Text Block]
The fair value of the outstanding warrants at December 31, 2015 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	2.2619
Exercise price (USD/share)	$4.00-$11.86
Risk free rate	0.66%-0.91%
Dividend yield	-
Expected term/Contractual life (years)	1.02-1.64
Expected volatility	94.85%-110.13%

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table sets forth by level within the fair value hierarchy of our financial assets and liabilities that was accounted for at fair value on a recurring basis as of December 31, 2015 and 2014:

	Carrying Value at	Fair Value Measurement at
	December 31, 2015	December 31, 2015
		Level 1	Level 2	Level 3
Warrants liability	$162,736	$-	$162,736	$-

	Carrying Value at	Fair Value Measurement at
	December 31, 2014	December 31, 2014
		Level 1	Level 2	Level 3
Warrants liability	$553,060	$-	$553,060	$-

Schedule of Warrant Activity [Table Text Block]
The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	December 31,
	2015	2014	2013
	US$	US$	US$
Beginning balance	553,060	720,857	374,166
Warrants issued	-	2,698,374	-
Fair value change of the issued warrants included in earnings	(390,324)	(2,866,171)	346,691
Ending balance	162,736	553,060	720,857

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Following is a summary of the warrants activity:

		Weighted Average	Weighted Average Remaining
	Number	Exercise Price	Contractual Life

Outstanding as of December 31, 2013	257,500	$7.66	1.97
Granted	293,880
Forfeited	-
Exercised	-
Outstanding as of December 31, 2014	551,380	$9.90	1.86
Granted	-
Forfeited	-
Exercised	-
Outstanding as of December 31, 2015	551,380	$9.86	1.49